Annual Total Returns (Bar Chart) - Income Trust (Income Trust, Series NAV, Income Trust)	12 Months Ended
May 01, 2011
Income Trust | Series NAV, Income Trust
Bar Chart Table:
2008	(28.64%)
2009	35.07%
2010	12.71%